UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                        (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: November 30 (MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund)

_______________________________________

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2017 is filed herewith.

Mainstay Cushing Energy Income Fund

Portfolio of Investments August 31, 2017 (Unaudited)

	Common Stocks 62.8% †	Shares	Value
	Energy Equipment & Services 2.6%
	United States 2.6%
	Halliburton Co.	40,000	$1,558,800

	Exploration & Production 34.9%
	France 4.5%
♦	Total S.A.	51,000	2,654,040
	Netherlands 6.0%
♦	Royal Dutch Shell PLC	64,200	3,542,556
	Norway 5.0%
♦	Statoil ASA	154,600	2,914,210
	United Kingdom 4.3%
♦	BP PLC	72,194	2,507,298
	United States 15.1%
♦	Chevron Corporation	25,600	2,755,072
	EOG Resources, Inc.	17,356	1,475,086
♦	Pioneer Natural Resource Co.	26,938	3,492,512
	RSP Permian, Inc. (a)	35,000	1,098,300
			20,439,074
	Integrated Oil & Gas 2.9%
	Canada 2.9%
	Suncor Energy, Inc.	54,000	1,691,820

	Natural Gas Gatherers & Processors 5.1%
	United States 5.1%
♦	Targa Resources Corporation	66,582	2,967,560

	Oil & Gas Exploration & Production 16.2%
	Canada 2.9%
	Canadian Natural Resources Ltd.	25,000	770,500
	Seven Generations Energy Ltd. (a)	59,500	904,001
	United States 13.3%
	Antero Resources Corporation (a)	42,000	826,980
	Callon Petroleum Co. (a)	100,000	1,036,000
	Cimarex Energy Co.	7,000	697,830
	Concho Resources, Inc. (a)	12,000	1,331,640
	Parsley Energy, Inc. (a)	54,619	1,368,206
	QEP Resources, Inc. (a)	122,000	921,100
	Rice Energy, Inc. (a)	60,000	1,641,600
			9,497,857
	Oil & Gas Refining & Marketing 1.1%
	United States 1.1%
	WPX Energy, Inc. (a)	66,000	659,340

	Total Common Stocks (Cost $37,778,460)		36,814,451

	MLP Investments and Related Companies 26.0%
	Large Cap Diversified 4.7%
	United States 4.7%
♦	Energy Transfer Partners, L.P.	146,858	2,791,771

	Natural Gas Gatherers & Processors 9.6%
	United States 9.6%
	American Midstream Partners, L.P.	114,000	1,499,100
	DCP Midstream Partners, L.P.	58,000	1,862,380
	EnLink Midstream Partners, L.P.	139,000	2,255,970
			5,617,450
	Shipping 11.0%
	Republic of the Marshall Islands 11.0%
♦	GasLog Partners, L.P.	135,000	3,064,500
♦	Golar LNG Partners, L.P.	153,500	3,373,930
			6,438,430
	Upstream 0.7%
	United States 0.7%
	Mid-Con Energy Partners, L.P. (a) (b)(d)	348,837	397,674

	Total MLP Investments and Related Companies (Cost $16,763,677)		15,245,325

	Convertible Preferred Stocks 3.6%
	Large Cap Diversified 3.6%
	United States 3.6%
	Kinder Morgan, Inc.	50,000	2,108,500
	9.75%
	Total Convertible Preferred Stocks (Cost $2,382,994)		2,108,500

	Fixed Income 6.7%	Principal	Value
	Exploration & Production 0.7%
	United States 0.7%
	Bill Barrett Corporation
	7.00%, 10/15/2022	500,000	435,000

	Oil & Gas Exploration & Production 2.6%
	United States 2.6%
	Sanchez Energy Corporation
	6.13%, 01/15/2023	2,000,000	1,535,000

	Oil & Gas Refining & Marketing 1.8%
	United States 1.8%
	Rice Energy, Inc.
	6.25%, 05/01/2022	1,000,000	1,041,250

	Upstream 1.6%
	United States 1.6%
	Legacy Reserves, L.P.
	6.63%, 12/01/2021	1,500,000	937,500
	Total Fixed Income (Cost $4,321,789)		3,948,750

	Short-Term Investments - Investment Companies 0.4%
	United States 0.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.90% (c)	52,392	52,392
	First American Prime Obligations Fund - Class Z, 0.88% (c)	52,392	52,392
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.95% (c)	52,393	52,393
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.92% (c)	52,393	52,393

	Total Short-Term Investments - Investment Companies (Cost $209,570)		209,570

	Total Investments (Cost $61,456,490) (e)	99.5%	58,326,596
	Other Assets, Less Liabilities	0.5	285,046
	Net Assets	100.0%	$58,611,642

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2017, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2017. As such, it is classified as a non-income producing security as of August 31, 2017.
(b)	Illiquid security - As of August 31, 2017, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $397,674, which represented 0.68% of the Fund's net assets.
(c)	Rate reported is the current yield as of August 31, 2017.
(d)

Fair-value security – represents far value measured in good faith under procedures approved by the Board of Trustees. As of August 31, 2017, the total market value of these securities was $397,674, which represents 0.68% of the Funds’ net assets.

(e)	As of August 31, 2017, cost was $61,456,490 for federal income tax purposes and net unrealized depreciation was as follows*:

Gross unrealized appreciation	$4,615,907
Gross unrealized depreciation	(7,745,801)
Net unrealized depreciation	$(3,129,894)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$36,814,451	$–	$–	$36,814,451
Fixed Income	–	3,948,750	–	3,948,750
MLP Investments and Related Companies	14,847,651	397,674	–	15,245,325
Convertible Preferred Stocks	2,108,500	–	–	2,108,500
Short-Term Investments - Investment Companies	209,570	–	–	209,570
Total Investments in Securities	$53,980,172	$4,346,424	$–	$58,326,596

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing MLP Premier Fund

Portfolio of Investments August 31, 2017 (Unaudited)

	Common Stocks 10.1% †	Shares	Value
	Diversified General Partners 4.5%
	United States 4.5%
	ONEOK, Inc.	966,876	$52,366,004
	SemGroup Corporation	214,755	5,519,203
			57,885,207
	Natural Gas Gatherers & Processors 5.6%
	United States 5.6%
♦	Targa Resources Corporation	1,650,975	73,583,956

	Total Common Stocks (Cost $112,165,052)		131,469,163

	MLP Investments and Related Companies 86.6%
	Crude Oil & Refined Products 24.1%
	United States 24.1%
♦	Andeavor Logistics, L.P.	1,218,600	60,625,350
	Blueknight Energy Partners, L.P. (a)	2,161,200	12,426,900
	Enbridge Energy Partners, L.P.	427,800	6,515,394
	Genesis Energy, L.P.	1,600,061	42,721,629
♦	MPLX, L.P.	1,991,126	68,335,444
	NuStar Energy, L.P.	779,000	31,541,710
	Phillips 66 Partners, L.P.	805,000	38,462,900
♦	Shell Midstream Partners, L.P.	1,995,434	55,213,659
			315,842,986
	General Partners 8.0%
	United States 8.0%
	Crestwood Equity Partners, L.P.	1,905,000	47,529,750
♦	Energy Transfer Equity, L.P.	3,312,200	57,532,914
			105,062,664
	Large Cap Diversified 24.6%
	United States 24.6%
♦	Energy Transfer Partners, L.P.	6,066,368	115,321,656
♦	Enterprise Products Partners, L.P.	2,964,750	77,291,032
	Magellan Midstream Partners, L.P.	381,615	25,717,035
	Plains All American Pipeline, L.P.	960,905	20,813,202
♦	Williams Partners, L.P.	2,089,000	82,306,600
			321,449,525
	Natural Gas Gatherers & Processors 16.8%
	United States 16.8%
	American Midstream Partners, L.P.	2,000,000	26,300,000
	DCP Midstream Partners, L.P.	1,621,000	52,050,310
	Enable Midstream Partners, L.P.	1,800,000	26,802,000
♦	EnLink Midstream Partners, L.P.	3,301,700	53,586,591
	Summit Midstream Partners, L.P.	1,130,000	23,786,500
	Western Gas Partners, L.P.	733,600	37,472,288
			219,997,689
	Natural Gas Transportation & Storage 7.4%
	United States 7.4%
♦	EQT Midstream Partners, L.P.	705,000	53,840,850
	Spectra Energy Partners, L.P.	375,000	16,623,750
	Tallgrass Energy Partners, L.P.	550,000	25,998,500
			96,463,100
	Propane 2.6%
	United States 2.6%
	NGL Energy Partners, L.P.	2,538,652	22,720,936
	Suburban Propane Partners, L.P.	435,204	10,775,651
			33,496,587
	Shipping 2.9%
	Republic of the Marshall Islands 2.9%
	GasLog Partners, L.P.	161,217	3,659,626
	Golar LNG Partners, L.P.	1,550,000	34,069,000
			37,728,626
	Utilities 0.2%
	United States 0.2%
	NextEra Energy Partners, L.P.	70,294	2,914,389

	Total MLP Investments and Related Companies (Cost $976,796,355)		1,132,955,566

	Preferred Stocks 1.1%
	Crude Oil & Refined Products 1.1%
	United States 1.1%
	Blueknight Energy Partners, L.P. (a)	1,902,541	14,801,769
	11.00%
	Total Preferred Stocks (Cost $13,972,044)		14,801,769

	Short-Term Investments - Investment Companies 2.9%
	United States 2.9%
	Fidelity Government Portfolio Fund - Institutional Class, 0.90% (b)	9,731,504	9,731,504
	First American Prime Obligations Fund - Class Z, 0.88% (b)	9,565,667	9,565,667
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.95% (b)	9,565,667	9,565,667
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.92% (b)	9,565,667	9,565,667

	Total Short-Term Investments - Investment Companies (Cost $38,428,505)		38,428,505

	Total Investments (Cost $1,141,361,956) (c)	100.7%	1,317,655,003
	Other Assets, Less Liabilities	(0.7)	(8,774,662)
	Net Assets	100.0%	$1,308,880,341

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2017, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of August 31, 2017, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $27,228,669, which represented 2.08% of the Fund's net assets.
(b)	Rate reported is the current yield as of August 31, 2017.
(c)	As of August 31, 2017, cost was $1,057,038,352 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$273,676,397
Gross unrealized depreciation	(13,059,747)
Net unrealized appreciation	$260,616,650

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$131,469,163	$–	$–	$131,469,163
MLP Investments and Related Companies	1,132,955,566	–	–	1,132,955,566
Preferred Stocks	14,801,769	–	–	14,801,769
Short-Term Investments - Investment Companies	38,428,505	–	–	38,428,505
Total Investments in Securities	$1,317,655,003	$–	$–	$1,317,655,003

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Renaissance Advantage Fund

Portfolio of Investments August 31, 2017 (Unaudited)

	Common Stocks 88.5% †	Shares	Value
	Commercial Service Supplies & Distributors 2.3%
	United States 2.3%
	MRC Global, Inc. (a)	252,994	$3,989,715

	Construction & Engineering 1.8%
	United States 1.8%
	Quanta Services, Inc. (a)	86,555	3,109,921

	Diversified General Partners 4.8%
	United States 4.8%
♦	Marathon Petroleum Corporation	118,472	6,213,856
	SemGroup Corporation	81,798	2,102,209
			8,316,065
	Energy Equipment & Services 2.0%
	United States 2.0%
	Halliburton Co.	82,570	3,217,753
	Independence Contract Drilling, Inc. (a)	59,538	191,712
			3,409,465
	Exploration & Production 8.3%
	United States 8.3%
	Anadarko Petroleum Corporation	30,959	1,267,152
	Centennial Resource Development, Inc. (a)	202,374	3,499,047
	Devon Energy Corporation	75,961	2,385,175
	Extraction Oil & Gas, Inc. (a)	159,919	2,101,336
♦	Pioneer Natural Resource Co.	39,259	5,089,929
			14,342,639
	Industrials 14.4%
	Ireland 1.4%
	Eaton Corporation PLC	33,448	2,400,228
	United States 13.0%
	AECOM (a)	105,684	3,540,414
	Covenant Transportation Group, Inc. (a)	138,888	3,334,701
	Granite Construction, Inc.	64,758	3,576,584
	Hub Group, Inc. (a)	115,502	4,441,052
♦	Jacobs Engineering Group, Inc.	119,904	6,533,569
	Trinity Industrials, Inc.	30,482	879,101
			24,705,649
	Machinery 1.9%
	United States 1.9%
	Allison Transmission, Inc.	55,309	1,920,882
	Flowserve Corporation	32,732	1,285,713
			3,206,595
	Materials 3.6%
	United States 3.6%
	AK Steel Holding Corporation (a)	381,396	2,135,818
	Fairmount Santrol Holdings, Inc. (a)	193,754	592,887
	Martin Marietta Materials, Inc.	4,332	918,341
	United States Steel Corporation	58,671	1,561,235
	Vulcan Materials Co.	7,434	901,447
			6,109,728
	Natural Gas Gatherers & Processors 3.3%
	United States 3.3%
♦	Targa Resources Corporation	128,156	5,711,913

	Oil & Gas Equipment & Services 8.8%
	Ireland 0.5%
	Weatherford International PLC (a)	220,721	845,361
	United States 8.3%
♦	C&J Energy Services, Inc. (a)	195,573	4,940,174
	Keane Group, Inc. (a)	213,866	2,769,565
	NCS Multistage Holdings, Inc. (a)	30,139	595,547
	ProPetro Holding Corporation (a)	224,248	2,581,094
	Select Energy Services, Inc. (a)	240,342	3,388,822
			15,120,563
	Oil & Gas Exploration & Production 13.4%
	United States 13.4%
	Callon Petroleum Co. (a)	307,614	3,186,881
	Cimarex Energy Co.	18,371	1,831,405
	Concho Resources, Inc. (a)	20,218	2,243,592
	Diamondback Energy, Inc. (a)	26,454	2,401,759
	Energen Corporation (a)	49,736	2,550,462
	Newfield Exploration Co. (a)	115,424	3,016,029
	Parsley Energy, Inc. (a)	133,635	3,347,557
	RSP Permian, Inc. (a)	144,122	4,522,548
			23,100,233
	Oil & Gas Storage & Transportation 3.7%
	United States 3.7%
♦	Cheniere Energy, Inc. (a)	149,768	6,408,573

	Shipping 4.1%
	Bermuda 4.1%
♦	Golar LNG Ltd.	327,294	7,095,734

	Trading Companies & Distributors 6.0%
	United States 6.0%
♦	United Rentals, Inc. (a)	64,853	7,656,545
	Univar, Inc. (a)	95,125	2,683,476
			10,340,021
	Transportation 10.1%
	United States 10.1%
	CSX Corporation	43,377	2,177,525
	Genesee & Wyoming, Inc. (a)	44,680	3,063,261
	Knight Transportation, Inc.	76,351	2,981,506
	Swift Transportation Co. (a)	72,332	2,028,913
♦	XPO Logistics, Inc. (a)	115,949	7,096,079
			17,347,284
	Total Common Stocks (Cost $155,812,818)		152,314,098

	MLP Investments and Related Companies 11.0%
	Crude Oil & Refined Products 1.0%
	United States 1.0%
	MPLX, L.P.	50,697	1,739,921

	General Partners 1.5%
	United States 1.5%
	Energy Transfer Equity, L.P.	144,307	2,506,613

	Large Cap Diversified 3.0%
	United States 3.0%
♦	Energy Transfer Partners, L.P.	275,694	5,240,933

	Natural Gas Gatherers & Processors 1.6%
	United States 1.6%
	American Midstream Partners, L.P.	148,112	1,947,673
	EnLink Midstream Partners, L.P.	54,516	884,794
			2,832,467
	Other 1.4%
	United States 1.4%
	Hi-Crush Partners, L.P. (a)	294,013	2,352,104

	Propane 1.2%
	United States 1.2%
	NGL Energy Partners, L.P.	226,766	2,029,556

	Shipping 1.3%
	Republic of the Marshall Islands 1.3%
	GasLog Partners, L.P.	100,604	2,283,711

	Total MLP Investments and Related Companies (Cost $20,867,649)		18,985,305

	Short-Term Investments - Investment Companies 0.6%
	United States 0.6%
	Fidelity Government Portfolio Fund - Institutional Class, 0.90% (b)	270,982	270,982
	First American Prime Obligations Fund - Class Z, 0.88% (b)	270,982	270,982
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.95% (b)	270,982	270,982
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.92% (b)	270,982	270,982

	Total Short-Term Investments - Investment Companies (Cost $1,083,928)		1,083,928

	Total Investments (Cost $177,764,395) (c)	100.1%	172,383,331
	Liabilities in Excess of Other Assets	(0.1)	(242,361)
	Net Assets	100.0%	$172,140,970

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2017, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2017. As such, it is classified as a non-income producing security as of August 31, 2017.
(b)	Rate reported is the current yield as of August 31, 2017.
(c)	As of August 31, 2017, cost was $177,764,395 for federal income tax purposes and net unrealized appreciation was as follows*:

Gross unrealized appreciation	$12,611,748
Gross unrealized depreciation	(17,992,812)
Net unrealized depreciation	$(5,381,064)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$152,314,098	$–	$–	$152,314,098
MLP Investments and Related Companies	18,985,305	–	–	18,985,305
Short-Term Investments - Investment Companies	1,083,928	–	–	1,083,928
Total Investments in Securities	$172,383,331	$–	$–	$172,383,331

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS August 31, 2017 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Energy Income Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor, or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of August 31, 2017, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the MainStay Cushing Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the MainStay Cushing Funds' valuation procedures are designed to value a security at the price a MainStay Cushing Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a MainStay Cushing Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2017, there were no material changes to the fair value methodologies.

Certain securities held by the MainStay Cushing Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the MainStay Cushing Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of August 31, 2017, securities that were fair valued in such a manner are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2017, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Lever 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are generally categorized as Level 2 in the hierarchy.

A MainStay Cushing Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor determine the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was determined as of August 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of August 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	October 25, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	October 25, 2017